Financing Expenses, Net	12 Months Ended
Dec. 31, 2022
Financing Expenses [Abstract]
FINANCING EXPENSES, NET

NOTE 13 - FINANCING EXPENSES, NET

	Year ended December 31
	2022	2021	2020

Change in fair value of convertible advance investment (see Note 9)	$70	$288	$436
Amortization of discount and accrued interest relating to straight loan received from commercial Bank (see Note 6 and Note 7)	102	59	120
Modification of terms relating to straight loan (see Note 6A1)	-	90	-
Amortization of discount relating to liability to related party (see Note 14)	40	-	-
Exchange rate differences and others	(47)	38	141
	$165	$475	$697